Unaudited Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	£ 12,130	£ 11,902	£ 10,921
Property, plant and equipment	5,972	5,848	5,091
Biological assets	119	94	75
Investments in associates and joint ventures	3,925	3,652	3,473
Other investments	42	37	50
Other receivables	28	37	28
Other financial assets	399	345	319
Deferred tax assets	106	114	83
Post employment benefit assets	1,060	1,553	1,544
Non-current assets	23,781	23,582	21,584
Current assets
Inventories	7,552	7,094	6,235
Trade and other receivables	3,874	2,933	3,328
Assets held for sale	182	222	16
Corporate tax receivables	166	149	151
Other financial assets	398	251	66
Cash and cash equivalents	2,766	2,285	1,780
Current assets	14,938	12,934	11,576
Total assets	38,719	36,516	33,160
Current liabilities
Borrowings and bank overdrafts	(2,305)	(1,522)	(1,184)
Other financial liabilities	(436)	(444)	(388)
Share buyback liability	(215)	(117)	(184)
Trade and other payables	(6,110)	(5,887)	(5,327)
Liabilities held for sale	(76)	(61)	(30)
Corporate tax payables	(266)	(252)	(380)
Provisions	(113)	(159)	(111)
Current liabilities	(9,521)	(8,442)	(7,604)
Non-current liabilities
Borrowings	(15,304)	(14,498)	(12,693)
Other financial liabilities	(771)	(703)	(378)
Other payables	(353)	(380)	(278)
Provisions	(266)	(258)	(278)
Deferred tax liabilities	(2,257)	(2,319)	(2,112)
Post employment benefit liabilities	(381)	(402)	(486)
Non-current liabilities	(19,332)	(18,560)	(16,225)
Total liabilities	(28,853)	(27,002)	(23,829)
Net assets	9,866	9,514	9,331
Equity
Share capital	719	723	737
Share premium	1,351	1,351	1,351
Other reserves	2,193	2,174	1,551
Retained earnings	3,876	3,550	4,019
Equity attributable to equity shareholders of the parent company	8,139	7,798	7,658
Non-controlling interests	1,727	1,716	1,673
Total equity	£ 9,866	£ 9,514	£ 9,331